Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Jan. 31, 2018	Jun. 30, 2017
Document - Document and Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Trading Symbol	NAVI
Entity Registrant Name	NAVIENT CORP
Entity Central Index Key	0001593538
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		263,388,482
Entity Public Float			$ 4.5